Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (33,608)	$ (23,014)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	222	181
Shares issued as compensation for consulting services	38
Stock-based compensation	3,375	302
Deferred rent		(33)
(Gain) loss on fair value adjustment of warrant liability	1,350	(699)
Loss (gain) on fair value of strategic investments	(1,031)	987
Loss on debt extinguishment	682
Non-cash lease expense	571
Accretion and interest related to marketable securities	(600)
Amortization of deferred financing fees	163	217
Changes in operating assets and liabilities:
Accounts receivable	25	47
Inventory	(208)	1
Prepaid expenses and other assets	(439)	29
Accounts payable, accrued expenses and other liabilities	3,352	1,078
Operating lease liabilities - current and non-current	(319)
Deferred revenue	(2,862)	1,475
Net cash used in operating activities	(29,289)	(19,429)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(591)	(274)
Purchases of related party convertible notes		(213)
Purchases of marketable securities	(63,323)
Sales of marketable securities		13,504
Purchases of strategic investments	(208)
Net cash used in investing activities	(64,122)	13,017
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt financing, inclusive of debt extinguishment costs	(6,446)	(4,000)
Proceeds from Avenue term loan	10,000
Proceeds from exercise of warrants	79	4
Warrant repurchases	(10)
Proceeds from exercise of stock options	121	3
Deferred financing, offering and merger costs	(10,317)
Net cash provided by financing activities	103,257	(3,993)
Net (decrease) increase in cash and cash equivalents	9,846	(10,405)
Cash and cash equivalents, beginning of the period	9,938	20,343
Cash and cash equivalents, end of the period	19,784	9,938
Cash paid during the year for:
Interest	1,371	389
Non-cash financing activities:
Deferred offering and merger costs in accounts payable and accrued expenses	1,646	100
Warrants issued pursuant to private placement financing	620
Warrants issued pursuant to debt financing	178
Series D-1 Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement financing	$ 109,830